Financial instruments and risk management - Financial instruments (Details) - CAD CAD in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Credit facilities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Basis points		1.00%
Outstanding balance, long-term debt		CAD 32,000	CAD 39,600
Level 2 | Carrying Amount
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Capital lease obligations	[1]	66,969	61,400
Level 2 | Fair Value
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Capital lease obligations	[1]	61,872	57,741
Level 1 | Carrying Amount
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Convertible debentures	[2]	40,000	0
Level 1 | Fair Value
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Convertible debentures	[2]	CAD 38,700	CAD 0

[1]	The fair values of amounts due under capital leases are based on management estimates which are determined by discounting cash flows required under the instruments at the interest rates currently estimated to be available for instruments with similar terms.
[2]	The fair value of the Convertible Debentures is based upon the period end closing market price.